UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  28-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

     /s/ Jean-Guy Talbot     Montreal, Quebec, Canada     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $82,568 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     5653   392600 SH       SOLE                   392600        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     2651   483700 SH       SOLE                   483700        0        0
AVALONBAY CMNTYS INC           COM              053484101     5151   109449 SH       SOLE                   109449        0        0
BOSTON PROPERTIES INC          COM              101121101     3664   104600 SH       SOLE                   104600        0        0
DIGITAL RLTY TR INC            COM              253868103     6142   185100 SH       SOLE                   185100        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     7233   394186 SH       SOLE                   394186        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     7012   316000 SH       SOLE                   316000        0        0
PROLOGIS                       SH BEN INT       743410102     2713   417400 SH       SOLE                   417400        0        0
PUBLIC STORAGE                 COM              74460D109     8779   158900 SH       SOLE                   158900        0        0
REGENCY CTRS CORP              COM              758849103     3935   148100 SH       SOLE                   148100        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    12848   370894 SH       SOLE                   370894        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888     3176   299100 SH       SOLE                   299100        0        0
VENTAS INC                     COM              92276F100     5454   241200 SH       SOLE                   241200        0        0
VORNADO RLTY TR                SH BEN INT       929042109     5180   155822 SH       SOLE                   155822        0        0
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101     2977   172100 SH       SOLE                   172100        0        0